Significant Accounting Policies (Details Narrative) $ in Thousands			12 Months Ended
	Jun. 28, 2024 USD ($) Integer shares	Jul. 05, 2023 USD ($)	Dec. 31, 2024 USD ($) $ / t	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Net loss			$ 12,868	$ 37,037	$ 13,392
Credit loss rate			1.10%	1.60%
Doubtful accounts allowance			$ (38)	$ (78)	118
Impairment test | $ / t			0.34
Estimates the useful			25 years
[custom:MaximumAggregateAmountOfLossDueToCreditRisk-0]			$ 3,474	1,843
Time deposits			17,000	20,000
Time deposits interest			2,312	1,240
Loss from debt extinguishment				379	$ 34
Jiangsu New Yangzi Shipbuilding [Member]
Vessel capacity | Integer	82,099
Jiangsu New Yangzi Shipbuilding [Member] | Vessels [Member]
Vessel built year | Integer	2,015
DRYKON MARITIME Corp. [Member]
Net loss			541	502
Noncontrolling Interest in Variable Interest Entity			216	201
Parent [Member]
Net loss			325	$ 301
Accuship Maritime Ltd [Member]
Net loss			361
Noncontrolling Interest in Variable Interest Entity			144
PYXIS HOLDINGS INC. [Member]
Net loss			$ 217
Chief Executive Officer and Chairman [Member]
Consideration in cash		$ 4,520
Business acquisition equity interest percentage		40.00%
Accuship Maritime Ltd [Member] | Jiangsu New Yangzi Shipbuilding [Member]
Business acquisition equity interest percentage	60.00%
DRYKON MARITIME Corp. [Member]
Business acquisition equity interest percentage		60.00%	60.00%
Consideration in cash		$ 6,780	$ 6,780,000
PYXIS HOLDINGS INC. [Member]
Business acquisition equity interest percentage	60.00%	50.00%
Accuship Maritime Ltd [Member]
Business acquisition equity interest percentage	50.00%		60.00%
Consideration in cash			$ 8,700,000
Accuship Maritime Ltd [Member] | Restricted Stock [Member]
Issuance of restricted shares | shares	267,857
Accuship Maritime Ltd [Member] | Jiangsu New Yangzi Shipbuilding [Member]
Consideration in cash	$ 7,320
Vessel capacity | Integer	82,099
Dividends	$ 8,875
Accuship Maritime Ltd [Member] | Jiangsu New Yangzi Shipbuilding [Member] | Chief Executive Officer [Member]
Consideration in cash	$ 5,880
Accuship Maritime Ltd [Member] | Jiangsu New Yangzi Shipbuilding [Member] | Restricted Stock [Member]
Issuance of restricted shares | shares	267,857